SMH Representation Trust
FUND SUMMARY-SMH REPRESENTATION TRUST
Investment Objective:
The Fund seeks to provide a high level of current income
with capital appreciation as a secondary objective.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SMH Representation Trust SMH Representation Trust USD ($)
Redemption Fee (Wire Transfer Fee)	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SMH Representation Trust SMH Representation Trust
Management Fees	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.90%
Fee Waivers and Expense Reimbursement	(0.89%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	0.01%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[2]	The Advisor has contractually agreed to waive all fees and reimburse certain expenses (excluding any front-end or contingent deferred loads, any Rule 12b-l fees, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses such as litigation) of the Fund. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor, by the Advisor with the consent of the Board and upon the termination of the Management Agreement between the Trust and the Advisor.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1	3	5	10
SMH Representation Trust | SMH Representation Trust | USD ($)	1	198	411	1,026

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The portfolio turnover rate of the Fund for the fiscal period ended June 30, 2015 was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a non-diversified group of low-quality, high yield U.S. corporate bonds and convertible securities. The Fund may invest without limitation in non-investment grade corporate bonds rated Baa or lower by Moody’s or BBB or lower by S&P (also known as “junk” bonds). The Fund may also invest in corporate issues that have defaulted. Because of their low credit quality, these securities typically pay higher interest rates to compensate investors for the substantial credit risk they assume. While there are no restrictions on maturity, the bonds in the Fund’s portfolio will generally have an average maturity of less than ten years. The Fund seeks capital appreciation from selling securities above the purchase price. Bonds may appreciate in value through an improvement in credit quality among other reasons.

To select the securities in which to invest, the Advisor conducts fundamental credit research on each issuer. Securities may be sold when the Advisor believes that they no longer represent relatively attractive investment opportunities.

The Fund invests primarily in, and will choose its investments from, the following types of securities:

• Corporate debt. Debt obligations (usually called bonds) are loans by an investor to a corporation. They usually have a set interest rate and term.

• Preferred stocks. Preferred stock is corporate stock that pays set dividends to its holders.

• Convertible securities. Bonds or preferred stocks which are convertible into, or exchangeable for, common stocks.

The Fund is classified as “non-diversified” for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means that it is not limited by the 1940 Act with regard to the portion of its assets that may be invested in the securities of a single issuer.

Principal Risks of Investing in the Fund:

As with any mutual fund, there is no guarantee that the Fund will achieve its goal. The Fund’s net asset value and returns will vary and you could lose money on your investment in the Fund.

Convertible Securities Risk. Convertible securities are hybrid securities that have characteristics of both fixed income and equity securities and are subject to risks associated with both fixed income and equity securities.

Credit Risk. Credit risk may be substantial for the Fund (the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund’s total return).

Income Risk. Income risk is the risk that the income from the Fund’s portfolio will decline because of falling market interest rates. This can result when the Fund invests the proceeds from new share sales, or from matured or called bonds, at market interest rates that are below the portfolio’s current earnings rate.

Interest Rate Risk. Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Lower Quality Debt. Lower-quality debt securities and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer.

Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgment will produce the desired results.

Market Risk. Overall stock or bond market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

Non-diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. There can be no guarantee the securities held by the Fund will appreciate in value.

Performance:

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing its performance for each full calendar year and since the Fund commenced operations, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available at no cost by calling 1-844-798-3622 and on the Fund’s website at www.smhrx.com.

Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 7.70% (quarter ended March 31, 2012), and the lowest return for a quarter was (12.13)% (quarter ended December 31, 2014). For the year to date period ended September 30, 2015, the total return was (20.58)%.

Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns - SMH Representation Trust - SMH Representation Trust	Label	1 Year	Since Inception	Inception Date
SMH Representation Trust	Return Before Taxes	(16.10%)	3.42%	May 24, 2010
SMH Representation Trust | Return After Taxes on Distributions		(19.08%)	(0.82%)
SMH Representation Trust | Return After Taxes on Distributions and Sale of Fund Shares		(8.84%)	1.46%
BofA Merrill Lynch US Cash Pay High Yield Index (reflects no deduction for fees, expenses or taxes)		2.45%	8.89%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.